SCHEDULE OF FUTURE MATURITIES OF CONTRACTUAL LEASE PAYMENTS (Details)	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Year I	$ 80,313
Year II	66,254
Year III	38,136
Year IV	38,136
Year V	9,534
Total	232,373
Less: amount representing interest	(35,793)
Total	$ 196,580